As filed with the Securities and Exchange Commission on February 8, 2011
File Nos. 33-95026, 811-9060

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 19	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 20

HOLLAND SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
375 Park Avenue
New York, New York 10152
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (800) 304-6552

MICHAEL HOLLAND, President and Treasurer
Holland Series Fund, Inc.
375 Park Avenue
New York, New York 10152

(Name and Address of Agent for Service)
Copies to:
Timothy Diggins, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

     It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on February 8, 2011 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
[Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant completed its fiscal year ended September 30, 2010, and filed the notice under Rule 24f-2 on December 1, 2010 for such fiscal year.]

SIGNATURES
INDEX TO EXHIBITS
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Holland Series Fund, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the 1933 Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in New York City and the State of New York, on the 8th day of February 2011.

HOLLAND SERIES FUND, INC.
By:	/s/ Michael F. Holland
Michael F. Holland
President and Treasurer

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of February 2011.

Signature	Title

/s/ Michael F. Holland	Chairman of the Board, President and Treasurer:
Michael F. Holland	(Principal Executive Officer and Principal Financial Officer)

/s/ Desmond G. FitzGerald* Desmond G. FitzGerald	Director

/s/ Jeff C. Tarr* Jeff C. Tarr	Director

/s/ James Lee* James Lee	Director

* Attorney-in-fact:	/s/Julie A. Tedesco Julie A. Tedesco

HOLLAND SERIES FUND, INC.
INDEX TO EXHIBITS

Exhibit
Number	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase